Stock-Based Compensation Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011 years	Nov. 30, 2009	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2011 LTIP Award [Member]	Feb. 28, 2011 LTIP Award [Member]	Dec. 31, 2011 Restricted Stock Awards [Member]	Feb. 28, 2011 Restricted Stock Awards [Member]	May 31, 2011 Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans	6
Number of shares available to grant under all plans	8,450,000
Number of shares granted for the period indicated							35,713	6,928
Number of shares available to grant under latest added plan	1,750,000
Number of shares issued under one plan	500,000
Shares vesting period, years			three-year	four years		three-or four year
Contractual life of options, years	6.6		10
Stock options, maximum term	10
Number of trading days to achieve stock price hurdles	30
Maximum trading day period available	60
Restricted stock, shares authorized					42,000
Cumulative compensation expense recognized ratably over vesting period, years				4
Cumulative compensation expense related to restricted award				$ 2.7
Shares from a discretionary pool		37,000